Distribution Date:	01/18/22	Wells Fargo Commercial Mortgage Trust 2019-C49
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C49

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		CMBS Trustee	(302) 636-4140
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001WAW8	2.959000%	18,904,000.00	10,417,740.00	291,366.47	25,688.41	0.00	0.00	317,054.88	10,126,373.53	30.34%	30.00%
A-2	95001WAX6	3.860000%	20,083,000.00	20,083,000.00	0.00	64,600.32	0.00	0.00	64,600.32	20,083,000.00	30.34%	30.00%
A-SB	95001WAZ1	3.933000%	31,974,000.00	31,974,000.00	0.00	104,794.79	0.00	0.00	104,794.79	31,974,000.00	30.34%	30.00%
A-3	95001WAY4	3.749000%	47,500,000.00	47,500,000.00	0.00	148,397.92	0.00	0.00	148,397.92	47,500,000.00	30.34%	30.00%
A-4	95001WBA5	3.760000%	200,000,000.00	200,000,000.00	0.00	626,666.67	0.00	0.00	626,666.67	200,000,000.00	30.34%	30.00%
A-5	95001WBB3	4.023000%	223,499,000.00	223,499,000.00	0.00	749,280.40	0.00	0.00	749,280.40	223,499,000.00	30.34%	30.00%
A-S	95001WBE7	4.244000%	46,453,000.00	46,453,000.00	0.00	164,288.78	0.00	0.00	164,288.78	46,453,000.00	24.28%	24.00%
B	95001WBF4	4.546000%	40,647,000.00	40,647,000.00	0.00	153,984.39	0.00	0.00	153,984.39	40,647,000.00	18.97%	18.75%
C	95001WBG2	4.866000%	38,712,000.00	38,712,000.00	0.00	156,977.16	0.00	0.00	156,977.16	38,712,000.00	13.91%	13.75%
D	95001WAC2	3.000000%	26,014,000.00	26,014,000.00	0.00	65,035.00	0.00	0.00	65,035.00	26,014,000.00	10.51%	10.39%
E-RR	95001WAF5	5.135447%	18,504,000.00	18,504,000.00	0.00	79,188.59	0.00	0.00	79,188.59	18,504,000.00	8.09%	8.00%
F-RR	95001WAH1	5.135447%	10,646,000.00	10,646,000.00	0.00	45,559.97	0.00	0.00	45,559.97	10,646,000.00	6.70%	6.63%
G-RR	95001WAK4	5.135447%	9,677,000.00	9,677,000.00	0.00	41,413.10	0.00	0.00	41,413.10	9,677,000.00	5.44%	5.38%
H-RR	95001WAM0	5.135447%	8,711,000.00	8,711,000.00	0.00	37,279.07	0.00	0.00	37,279.07	8,711,000.00	4.30%	4.25%
J-RR	95001WAP3	5.135447%	8,710,000.00	8,710,000.00	0.00	37,274.79	0.00	0.00	37,274.79	8,710,000.00	3.16%	3.13%
K-RR*	95001WAR9	5.135447%	24,194,767.00	24,194,767.00	0.00	61,394.93	0.00	0.00	61,394.93	24,194,767.00	0.00%	0.00%
V	95001WAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001WAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,228,767.00	765,742,507.00	291,366.47	2,561,824.29	0.00	0.00	2,853,190.76	765,451,140.53

Notional Certificates
X-A	95001WBC1	1.267751%	541,960,000.00	533,473,740.00	0.00	563,593.26	0.00	0.00	563,593.26	533,182,373.53
X-B	95001WBD9	0.602490%	125,812,000.00	125,812,000.00	0.00	63,167.06	0.00	0.00	63,167.06	125,812,000.00
X-D	95001WAA6	2.135447%	26,014,000.00	26,014,000.00	0.00	46,292.93	0.00	0.00	46,292.93	26,014,000.00
Notional SubTotal			693,786,000.00	685,299,740.00	0.00	673,053.25	0.00	0.00	673,053.25	685,008,373.53

Deal Distribution Total					291,366.47	3,234,877.54	0.00	0.00	3,526,244.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001WAW8	551.08654253	15.41295334	1.35888754	0.00000000	0.00000000	0.00000000	0.00000000	16.77184088	535.67358919
A-2	95001WAX6	1,000.00000000	0.00000000	3.21666683	0.00000000	0.00000000	0.00000000	0.00000000	3.21666683	1,000.00000000
A-SB	95001WAZ1	1,000.00000000	0.00000000	3.27750016	0.00000000	0.00000000	0.00000000	0.00000000	3.27750016	1,000.00000000
A-3	95001WAY4	1,000.00000000	0.00000000	3.12416674	0.00000000	0.00000000	0.00000000	0.00000000	3.12416674	1,000.00000000
A-4	95001WBA5	1,000.00000000	0.00000000	3.13333335	0.00000000	0.00000000	0.00000000	0.00000000	3.13333335	1,000.00000000
A-5	95001WBB3	1,000.00000000	0.00000000	3.35250001	0.00000000	0.00000000	0.00000000	0.00000000	3.35250001	1,000.00000000
A-S	95001WBE7	1,000.00000000	0.00000000	3.53666674	0.00000000	0.00000000	0.00000000	0.00000000	3.53666674	1,000.00000000
B	95001WBF4	1,000.00000000	0.00000000	3.78833346	0.00000000	0.00000000	0.00000000	0.00000000	3.78833346	1,000.00000000
C	95001WBG2	1,000.00000000	0.00000000	4.05500000	0.00000000	0.00000000	0.00000000	0.00000000	4.05500000	1,000.00000000
D	95001WAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001WAF5	1,000.00000000	0.00000000	4.27953902	0.00000000	0.00000000	0.00000000	0.00000000	4.27953902	1,000.00000000
F-RR	95001WAH1	1,000.00000000	0.00000000	4.27953879	0.00000000	0.00000000	0.00000000	0.00000000	4.27953879	1,000.00000000
G-RR	95001WAK4	1,000.00000000	0.00000000	4.27953911	0.00000000	0.00000000	0.00000000	0.00000000	4.27953911	1,000.00000000
H-RR	95001WAM0	1,000.00000000	0.00000000	4.27953966	0.00000000	0.00000000	0.00000000	0.00000000	4.27953966	1,000.00000000
J-RR	95001WAP3	1,000.00000000	0.00000000	4.27953961	0.00000000	0.00000000	0.00000000	0.00000000	4.27953961	1,000.00000000
K-RR	95001WAR9	1,000.00000000	0.00000000	2.53752929	1.74201016	20.86288866	0.00000000	0.00000000	2.53752929	1,000.00000000
V	95001WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001WBC1	984.34153812	0.00000000	1.03991671	0.00000000	0.00000000	0.00000000	0.00000000	1.03991671	983.80392193
X-B	95001WBD9	1,000.00000000	0.00000000	0.50207500	0.00000000	0.00000000	0.00000000	0.00000000	0.50207500	1,000.00000000
X-D	95001WAA6	1,000.00000000	0.00000000	1.77953909	0.00000000	0.00000000	0.00000000	0.00000000	1.77953909	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/21 - 12/30/21	30	0.00	25,688.41	0.00	25,688.41	0.00	0.00	0.00	25,688.41	0.00
A-2	12/01/21 - 12/30/21	30	0.00	64,600.32	0.00	64,600.32	0.00	0.00	0.00	64,600.32	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	104,794.79	0.00	104,794.79	0.00	0.00	0.00	104,794.79	0.00
A-3	12/01/21 - 12/30/21	30	0.00	148,397.92	0.00	148,397.92	0.00	0.00	0.00	148,397.92	0.00
A-4	12/01/21 - 12/30/21	30	0.00	626,666.67	0.00	626,666.67	0.00	0.00	0.00	626,666.67	0.00
A-5	12/01/21 - 12/30/21	30	0.00	749,280.40	0.00	749,280.40	0.00	0.00	0.00	749,280.40	0.00
X-A	12/01/21 - 12/30/21	30	0.00	563,593.26	0.00	563,593.26	0.00	0.00	0.00	563,593.26	0.00
X-B	12/01/21 - 12/30/21	30	0.00	63,167.06	0.00	63,167.06	0.00	0.00	0.00	63,167.06	0.00
X-D	12/01/21 - 12/30/21	30	0.00	46,292.93	0.00	46,292.93	0.00	0.00	0.00	46,292.93	0.00
A-S	12/01/21 - 12/30/21	30	0.00	164,288.78	0.00	164,288.78	0.00	0.00	0.00	164,288.78	0.00
B	12/01/21 - 12/30/21	30	0.00	153,984.39	0.00	153,984.39	0.00	0.00	0.00	153,984.39	0.00
C	12/01/21 - 12/30/21	30	0.00	156,977.16	0.00	156,977.16	0.00	0.00	0.00	156,977.16	0.00
D	12/01/21 - 12/30/21	30	0.00	65,035.00	0.00	65,035.00	0.00	0.00	0.00	65,035.00	0.00
E-RR	12/01/21 - 12/30/21	30	0.00	79,188.59	0.00	79,188.59	0.00	0.00	0.00	79,188.59	0.00
F-RR	12/01/21 - 12/30/21	30	0.00	45,559.97	0.00	45,559.97	0.00	0.00	0.00	45,559.97	0.00
G-RR	12/01/21 - 12/30/21	30	0.00	41,413.10	0.00	41,413.10	0.00	0.00	0.00	41,413.10	0.00
H-RR	12/01/21 - 12/30/21	30	0.00	37,279.07	0.00	37,279.07	0.00	0.00	0.00	37,279.07	0.00
J-RR	12/01/21 - 12/30/21	30	0.00	37,274.79	0.00	37,274.79	0.00	0.00	0.00	37,274.79	0.00
K-RR	12/01/21 - 12/30/21	30	460,653.82	103,542.45	0.00	103,542.45	42,147.53	0.00	0.00	61,394.93	504,772.73
Totals			460,653.82	3,277,025.06	0.00	3,277,025.06	42,147.53	0.00	0.00	3,234,877.54	504,772.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,526,244.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,400,105.84	Master Servicing Fee	6,107.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,710.44
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.69
ARD Interest	0.00	Operating Advisor Fee	1,211.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,400,105.84	Total Fees	13,846.63

Principal		Expenses/Reimbursements
Scheduled Principal	291,366.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	27,980.13
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	167.40
Total Principal Collected	291,366.47	Total Expenses/Reimbursements	42,147.53

		Interest Reserve Deposit	109,234.17

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,234,877.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	291,366.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,526,244.01
Total Funds Collected	3,691,472.31	Total Funds Distributed	3,691,472.34

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	765,742,507.92	765,742,507.92	Beginning Certificate Balance	765,742,507.00
(-) Scheduled Principal Collections	291,366.47	291,366.47	(-) Principal Distributions	291,366.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	765,451,141.45	765,451,141.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	765,811,942.87	765,811,942.87	Ending Certificate Balance	765,451,140.53
Ending Actual Collateral Balance	765,534,458.98	765,534,458.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP
1,000,000 or less	2	1,925,000.00	0.25%	85	5.9797	1.520000	1.30 or less	17	222,317,872.66	29.04%	76	5.2900	0.689611
1,000,001 to 2,000,000	4	5,856,667.63	0.77%	83	5.3338	1.551343	1.31 to 1.40	3	20,303,943.78	2.65%	85	5.3201	1.349794
2,000,001 to 3,000,000	2	5,022,899.12	0.66%	83	5.4333	1.549717	1.41 to 1.50	5	91,013,611.40	11.89%	76	5.1858	1.431588
3,000,001 to 4,000,000	3	10,376,701.55	1.36%	66	5.1006	1.707228	1.51 to 1.75	13	128,912,789.97	16.84%	85	5.0955	1.602978
4,000,001 to 5,000,000	3	13,977,587.98	1.83%	85	5.2162	1.487664	1.76 to 2.00	12	101,955,393.07	13.32%	84	5.1610	1.875264
5,000,001 to 6,000,000	7	39,127,570.54	5.11%	84	5.3003	1.470322	2.01 to 2.25	4	62,746,732.29	8.20%	84	5.0602	2.186377
6,000,001 to 7,000,000	4	26,122,394.95	3.41%	84	5.3866	1.541166	2.26 to 2.50	7	75,596,824.92	9.88%	82	4.9043	2.330707
7,000,001 to 8,000,000	3	23,064,710.00	3.01%	85	5.4549	1.604774	2.51 to 3.00	2	16,000,000.00	2.09%	83	5.0406	2.707500
8,000,001 to 9,000,000	5	41,146,324.65	5.38%	85	5.1653	1.888195	3.01 or greater	2	43,553,973.36	5.69%	85	5.0654	3.354800
9,000,001 to 10,000,000	8	77,165,291.13	10.08%	84	5.1428	1.695560	Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201
10,000,001 to 15,000,000	11	139,820,981.26	18.27%	79	5.2357	1.635685
15,000,001 to 20,000,000	5	84,728,539.28	11.07%	84	5.1524	1.414878
20,000,001 to 30,000,000	2	50,662,500.00	6.62%	84	4.9508	1.481813
30,000,001 to 50,000,000	5	190,403,973.36	24.87%	75	5.0406	1.633962
50,000,001 or greater	1	53,000,000.00	6.92%	85	5.1000	1.420000
Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP	Washington	1	3,931,453.96	0.51%	85	5.4300	1.240000
Alabama	1	10,000,000.00	1.31%	85	4.5800	3.740000	West Virginia	1	40,350,000.00	5.27%	85	4.8800	1.580000
Arizona	1	13,259,232.29	1.73%	85	5.9500	2.100000	Wisconsin	1	9,352,606.09	1.22%	83	5.7500	1.300000
Arkansas	1	6,035,000.00	0.79%	84	5.2100	1.930000	Totals	71	765,451,141.45	100.00%	81	5.1564	1.589201
California	11	115,695,368.22	15.11%	84	5.0467	1.867926
									Property Type³
Colorado	2	56,000,000.00	7.32%	54	5.0990	0.813839
Delaware	1	10,000,000.00	1.31%	82	4.7350	2.730000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	4	70,422,671.25	9.20%	85	5.3090	2.648760		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	6	27,927,899.12	3.65%	85	5.0885	1.790778	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP
Illinois	2	9,236,250.00	1.21%	85	5.0386	2.204733	Industrial	3	31,900,000.00	4.17%	85	5.1800	1.815361
Indiana	1	4,540,366.00	0.59%	84	5.4000	1.070000	Lodging	9	164,373,191.97	21.47%	74	5.3579	1.699098
Iowa	1	994,000.00	0.13%	85	5.9700	1.520000	Mixed Use	3	21,350,000.00	2.79%	84	5.3359	1.185902
Massachusetts	1	15,307,893.04	2.00%	83	5.2600	0.830000	Mobile Home Park	9	26,300,993.68	3.44%	84	5.3391	1.504783
Michigan	5	31,620,031.14	4.13%	84	5.3468	1.606843	Multi-Family	10	108,217,976.75	14.14%	84	5.2897	1.404714
Missouri	2	47,061,474.82	6.15%	84	4.9317	1.603138	Office	10	113,745,359.39	14.86%	84	4.9592	2.009894
New Jersey	1	9,523,204.94	1.24%	83	4.7500	1.880000	Retail	17	228,819,760.97	29.89%	84	5.0545	1.359775
New York	6	62,125,000.00	8.12%	84	5.1718	1.016093	Self Storage	9	67,693,858.99	8.84%	69	4.9528	2.172840
North Carolina	3	21,667,353.90	2.83%	85	5.2931	1.844082	Totals	71	765,451,141.45	100.00%	81	5.1564	1.589201
Ohio	3	15,330,512.87	2.00%	84	5.3343	0.786161
Oklahoma	4	16,349,017.70	2.14%	85	5.2046	1.859538
Oregon	1	2,145,000.00	0.28%	84	5.2500	1.120000
South Carolina	1	6,743,611.40	0.88%	83	5.4800	1.410000
Texas	6	76,783,195.01	10.03%	71	5.2259	1.283160
Utah	1	11,650,000.00	1.52%	84	5.1500	1.510000
Virginia	2	68,350,000.00	8.93%	85	5.1427	1.471653

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP
	4.7500% or less	5	64,810,704.94	8.47%	84	4.7215	2.468686	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	14	183,273,115.81	23.94%	79	4.9051	1.868576	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	16	290,598,561.97	37.96%	79	5.1623	1.418805	25 months to 36 months	50	650,470,077.48	84.98%	80	5.1480	1.574807
	5.2501% to 5.5000%	18	151,990,855.97	19.86%	84	5.3379	1.341805	37 months to 48 months	15	111,931,063.97	14.62%	83	5.1822	1.673377
	5.5001% to 5.7500%	7	39,420,104.59	5.15%	83	5.6163	1.420765	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.7501% or greater	5	32,307,798.17	4.22%	85	5.9063	1.143968	Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201
	Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP
	60 months or less	3	63,570,000.00	8.30%	42	5.1021	0.809887	Interest Only	28	420,180,346.09	54.89%	78	5.0723	1.474310
61 months to 84 months		35	368,920,296.50	48.20%	84	5.1397	1.470467	300 months or less	5	36,126,219.19	4.72%	84	5.5867	1.133067
	85 months or greater	27	329,910,844.95	43.10%	85	5.1776	1.872318	301 months or greater	32	306,094,576.17	39.99%	84	5.2126	1.800940
	Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201	Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,050,000.00	0.40%	22	6.0000	NAP				None
Underwriter's Information		2	22,529,096.09	2.94%	85	5.2100	1.940000
	12 months or less	60	713,617,855.26	93.23%	80	5.1303	1.624933
	13 months to 24 months	3	26,254,190.10	3.43%	85	5.7201	0.319189
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	765,451,141.45	100.00%	81	5.1564	1.589201
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28002172	LO	Fort Walton Beach	FL	Actual/360	5.210%	150,723.17	41,681.90	0.00	N/A	02/06/29	--	33,595,655.26	33,553,973.36	01/06/22
1A	28202172				Actual/360	5.210%	64,595.65	17,863.67	0.00	N/A	02/06/29	--	14,398,137.82	14,380,274.15	01/06/22
1B	28302172				Actual/360	5.210%	36,604.20	10,122.75	0.00	N/A	02/06/29	--	8,158,944.69	8,148,821.94	01/06/22
2	310948215	RT	Bristow	VA	Actual/360	5.100%	232,758.33	0.00	0.00	N/A	02/01/29	--	53,000,000.00	53,000,000.00	01/01/22
3	310947985	LO	Denver	CO	Actual/360	5.140%	210,240.28	0.00	0.00	N/A	01/11/26	--	47,500,000.00	47,500,000.00	01/11/22
4	300571914	RT	Charleston	WV	Actual/360	4.880%	169,559.67	0.00	0.00	N/A	02/06/29	--	40,350,000.00	40,350,000.00	01/06/22
5	883100949	OF	Town & Country	MO	Actual/360	4.822%	145,329.72	0.00	0.00	N/A	01/06/29	--	35,000,000.00	35,000,000.00	01/06/22
6	310948227	MF	Grapevine	TX	Actual/360	5.150%	150,780.56	0.00	0.00	N/A	01/11/29	--	34,000,000.00	34,000,000.00	01/11/22
7	883100953	RT	Brooklyn	NY	Actual/360	5.130%	118,278.56	0.00	0.00	N/A	01/06/29	--	26,775,000.00	26,775,000.00	01/06/22
8	300571904	RT	Roseville	CA	Actual/360	4.750%	97,706.51	0.00	0.00	N/A	01/06/29	--	23,887,500.00	23,887,500.00	01/06/22
9	310947479	OF	Various	GA	Actual/360	5.000%	83,958.33	0.00	0.00	N/A	02/11/29	--	19,500,000.00	19,500,000.00	01/11/22
10	883100957	MF	Pasadena	CA	Actual/360	5.320%	81,085.67	0.00	0.00	N/A	01/01/29	--	17,700,000.00	17,700,000.00	01/01/22
11	310948329	OF	Westminster	CA	Actual/360	4.930%	71,715.45	22,346.49	0.00	N/A	01/11/29	--	16,892,992.73	16,870,646.24	01/11/22
12	600947421	LO	Leominster	MA	Actual/360	5.260%	69,422.44	19,029.28	0.00	N/A	12/11/28	--	15,326,922.32	15,307,893.04	01/11/22
13	28302192	OF	Norfolk	VA	Actual/360	5.290%	69,923.51	0.00	0.00	N/A	01/06/29	--	15,350,000.00	15,350,000.00	01/06/22
14	28002193	IN	Mooresville	NC	Actual/360	5.239%	64,963.60	0.00	0.00	N/A	02/06/29	--	14,400,000.00	14,400,000.00	01/06/22
15	310948106	SS	San Diego	CA	Actual/360	5.000%	61,138.89	0.00	0.00	N/A	12/11/28	--	14,200,000.00	14,200,000.00	01/11/22
16	28002199	MF	Auburn Hills	MI	Actual/360	5.350%	64,957.92	0.00	0.00	N/A	02/06/29	--	14,100,000.00	14,100,000.00	01/06/22
17	28002201	LO	Yuma	AZ	Actual/360	5.950%	68,006.83	13,989.88	0.00	N/A	02/06/29	--	13,273,222.17	13,259,232.29	01/06/22
18	410948201	SS	Houston	TX	Actual/360	5.000%	55,412.50	0.00	0.00	N/A	01/11/24	--	12,870,000.00	12,870,000.00	01/11/22
19	300571906	RT	Florissant	MO	Actual/360	5.250%	54,590.68	13,882.58	0.00	N/A	01/06/29	--	12,075,357.40	12,061,474.82	08/06/21
20	310948609	RT	Murray	UT	Actual/360	5.150%	51,664.51	0.00	0.00	N/A	01/11/29	--	11,650,000.00	11,650,000.00	01/11/22
21	310948066	SS	Various	Various	Actual/360	4.750%	46,629.17	0.00	0.00	N/A	12/11/28	--	11,400,000.00	11,400,000.00	01/11/22
22	28002188	MF	New York	NY	Actual/360	5.355%	50,262.62	0.00	0.00	N/A	02/06/29	--	10,900,000.00	10,900,000.00	01/06/22
23	300571898	RT	Plano	TX	Actual/360	5.300%	48,377.22	0.00	0.00	N/A	12/06/28	--	10,600,000.00	10,600,000.00	01/06/22
24	883100956	OF	Wilmington	DE	Actual/360	4.735%	40,773.61	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	01/06/22
25	321470025	MU	Santa Monica	CA	Actual/360	5.290%	45,552.78	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	01/06/22
26	883100958	SS	Enterprise	AL	Actual/360	4.580%	39,438.89	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	310946347	IN	La Puente	CA	Actual/360	4.780%	41,161.11	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	01/11/22
28	300571903	RT	Rockaway	NJ	Actual/360	4.750%	39,006.37	13,158.36	0.00	N/A	12/06/28	--	9,536,363.30	9,523,204.94	01/06/22
29	321470029	LO	Oconomowoc	WI	Actual/360	5.750%	46,387.86	16,050.95	0.00	N/A	12/11/28	--	9,368,657.04	9,352,606.09	01/11/22
30	321470030	RT	Holland	OH	Actual/360	5.450%	42,927.26	16,349.94	0.00	N/A	01/06/29	--	9,146,974.16	9,130,624.22	01/06/22
31	300571915	LO	Orlando	FL	Actual/360	5.920%	46,739.41	9,730.19	0.00	N/A	02/06/29	--	9,168,586.07	9,158,855.88	01/06/22
32	410948150	OF	Colorado Springs	CO	Actual/360	4.870%	35,645.69	0.00	0.00	N/A	02/11/29	--	8,500,000.00	8,500,000.00	01/11/22
33	600948087	RT	San Antonio	TX	Actual/360	5.350%	37,585.13	9,880.03	0.00	N/A	01/11/29	--	8,158,365.04	8,148,485.01	12/11/21
34	28002194	LO	Laredo	TX	Actual/360	5.800%	39,846.12	13,379.35	0.00	N/A	02/06/29	--	7,978,089.35	7,964,710.00	01/06/22
35	321470035	MH	Various	OK	Actual/360	5.160%	36,657.50	0.00	0.00	N/A	02/11/29	--	8,250,000.00	8,250,000.00	01/11/22
36	300571910	MF	Tulsa	OK	Actual/360	5.250%	36,653.31	8,627.39	0.00	N/A	02/06/29	--	8,107,645.09	8,099,017.70	01/06/22
37	300571912	RT	Elgin	IL	Actual/360	4.950%	32,395.00	0.00	0.00	N/A	02/06/29	--	7,600,000.00	7,600,000.00	01/06/22
38	310946929	IN	Rancho Dominguez	CA	Actual/360	5.600%	36,166.67	0.00	0.00	N/A	01/11/29	--	7,500,000.00	7,500,000.00	01/11/22
39	321470039	OF	Bloomfield Hills	MI	Actual/360	5.300%	31,867.58	7,836.70	0.00	N/A	02/11/29	--	6,982,549.85	6,974,713.15	01/11/22
40	300571902	SS	Greenville	SC	Actual/360	5.480%	31,852.50	6,388.60	0.00	N/A	12/06/28	--	6,750,000.00	6,743,611.40	01/06/22
41	28002179	MF	Detroit	MI	Actual/360	5.550%	30,467.19	5,929.60	0.00	N/A	12/06/28	--	6,375,000.00	6,369,070.40	01/06/22
42	300571916	LO	Pisgah Forest	NC	Actual/360	5.350%	26,523.18	10,391.70	0.00	N/A	02/06/29	--	5,757,216.62	5,746,824.92	01/06/22
43	410948274	SS	Little Rock	AR	Actual/360	5.210%	27,075.36	0.00	0.00	N/A	01/11/29	--	6,035,000.00	6,035,000.00	01/11/22
44	300571905	MF	Modesto	CA	Actual/360	5.550%	28,675.00	0.00	0.00	N/A	01/06/29	--	6,000,000.00	6,000,000.00	01/06/22
45	28002129	MU	Brooklyn	NY	Actual/360	5.593%	27,933.93	0.00	0.00	N/A	12/06/28	--	5,800,000.00	5,800,000.00	01/06/22
46	300571907	RT	New York	NY	Actual/360	4.990%	24,922.28	0.00	0.00	N/A	01/06/29	--	5,800,000.00	5,800,000.00	05/06/20
47	28002195	MU	Peachtree City	GA	Actual/360	5.150%	24,612.71	0.00	0.00	N/A	02/06/29	--	5,550,000.00	5,550,000.00	01/06/22
48	883100961	MH	Indiantown	FL	Actual/360	5.300%	23,673.16	6,313.29	0.00	N/A	02/06/29	--	5,187,058.91	5,180,745.62	01/06/22
49	28002185	MF	Pataskala	OH	Actual/360	5.133%	22,321.42	0.00	0.00	N/A	12/06/28	--	5,050,000.00	5,050,000.00	01/06/22
50	321470050	MF	Tonawanda	NY	Actual/360	5.400%	22,552.50	0.00	0.00	N/A	02/11/29	--	4,850,000.00	4,850,000.00	01/11/22
51	410947447	RT	Madera	CA	Actual/360	4.840%	19,144.18	6,155.94	0.00	N/A	02/11/29	--	4,593,377.92	4,587,221.98	01/11/22
52	321470052	MH	Muncie	IN	Actual/360	5.400%	21,134.54	4,695.88	0.00	N/A	01/11/29	--	4,545,061.88	4,540,366.00	01/11/22
53	321470053	MH	Olympia	WA	Actual/360	5.430%	18,415.64	7,017.78	0.00	N/A	02/11/29	--	3,938,471.74	3,931,453.96	01/11/22
54	410947116	SS	Brownstown	MI	Actual/360	4.850%	13,571.67	4,369.85	0.00	N/A	01/11/29	--	3,249,617.44	3,245,247.59	01/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	883100959	SS	La Porte	TX	Actual/360	4.950%	13,640.00	0.00	0.00	N/A	02/06/24	--	3,200,000.00	3,200,000.00	01/06/22
56	300571913	MH	Merritt Island	FL	Actual/360	6.000%	15,758.33	0.00	0.00	N/A	11/06/23	--	3,050,000.00	3,050,000.00	01/06/22
57	321470057	MH	Various	GA	Actual/360	5.570%	13,819.57	3,346.09	0.00	N/A	12/11/28	--	2,881,245.21	2,877,899.12	01/11/22
58	410947648	RT	Beaverton	OR	Actual/360	5.250%	9,697.19	0.00	0.00	N/A	01/11/29	--	2,145,000.00	2,145,000.00	01/11/22
59	883100936	RT	Chicago	IL	Actual/360	5.450%	7,679.01	0.00	0.00	N/A	12/06/28	--	1,636,250.00	1,636,250.00	01/06/22
60	600945197	OF	Mountain View	CA	Actual/360	4.985%	6,653.59	0.00	0.00	N/A	12/11/28	--	1,550,000.00	1,550,000.00	01/11/22
61	321470061	MH	Chapel Hill	NC	Actual/360	5.590%	7,326.07	1,419.02	0.00	N/A	10/11/28	--	1,521,948.00	1,520,528.98	01/11/22
62	410948541	MF	Cleveland	OH	Actual/360	5.300%	5,254.40	1,409.26	0.00	N/A	01/11/29	--	1,151,297.91	1,149,888.65	01/11/22
63	28002202	RT	New Hampton	IA	Actual/360	5.970%	5,109.99	0.00	0.00	02/06/29	02/06/34	--	994,000.00	994,000.00	01/06/22
64	28002203	RT	Pinconning	MI	Actual/360	5.990%	4,802.15	0.00	0.00	02/06/29	02/06/34	--	931,000.00	931,000.00	01/06/22
Totals							3,400,105.84	291,366.47	0.00				765,742,507.92	765,451,141.45
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,985,499.89	13,566,772.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,211,026.00	3,030,064.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	793,225.29	1,532,975.22	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,121,588.20	2,548,846.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,234,969.16	3,351,334.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,972,609.58	1,361,026.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,446,632.53	991,419.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,477,170.31	1,943,583.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,512,352.87	1,373,093.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,137,130.13	768,233.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,025,346.35	1,700,282.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	312,193.87	1,073,226.95	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	6,228,325.00	5,893,611.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,428,426.52	961,405.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,278,207.92	1,242,134.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,158,756.31	1,051,672.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,547,626.40	2,287,250.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	901,434.72	720,142.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	709.81	0.00
19	0.00	(78,106.00)	01/01/21	06/30/21	11/12/21	4,816,929.61	145,245.33	46,542.77	254,209.61	614,605.76	0.00
20	0.00	729,929.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,073,372.94	917,384.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	839,522.98	654,485.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,539,117.76	869,063.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,951,079.03	2,664,921.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	798,990.00	553,001.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,670,081.09	1,330,898.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,129,965.43	870,006.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,071,008.47	916,437.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	741,765.43	1,072,803.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	167,983.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(102,234.00)	0.00	--	--	05/11/21	0.00	10,665.96	0.00	0.00	20,902.50	0.00
32	976,187.50	836,372.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	800,887.00	395,331.00	01/01/21	06/30/21	--	0.00	0.00	47,107.75	47,107.75	0.00	0.00
34	802,942.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	786,533.50	598,993.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	941,148.00	805,389.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	884,640.87	673,621.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	311,152.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	779,214.54	545,937.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	528,726.23	406,027.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	452,640.91	282,028.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	593,814.40	1,139,207.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	535,700.54	468,709.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	668,467.23	686,649.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	36,213.00	(10,192.00)	01/01/21	03/31/21	11/12/21	0.00	13,729.41	0.00	0.00	40,584.90	0.00
46	0.00	(8,455.00)	07/01/20	06/30/21	12/13/21	1,450,000.00	83,690.55	18,614.04	406,424.96	0.00	0.00
47	721,909.03	568,887.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	449,955.79	363,182.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	442,905.09	351,418.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	430,826.97	350,399.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	539,512.70	298,757.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	337,136.30	252,333.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	318,524.77	287,452.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	286,379.43	265,150.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	341,464.58	292,715.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	378,744.03	196,230.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	194,237.49	102,288.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	147,000.00	110,250.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	241,413.00	113,313.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	151,421.15	117,222.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	56,719.91	40,341.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	8,737.58	0.00
63	92,672.83	46,335.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	86,815.00	43,407.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	70,657,927.94	66,828,361.03				6,266,929.61	253,331.25	112,264.56	707,742.32	685,540.55	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	2	17,861,474.82	1	9,158,855.88	0	0.00	0	0.00	0	0.00	0	0.00	5.156379%	5.124662%	81
12/17/21	0	0.00	1	5,800,000.00	2	17,875,357.40	1	9,168,586.07	0	0.00	0	0.00	0	0.00	0	0.00	5.156446%	5.124724%	82
11/18/21	1	5,800,000.00	1	12,090,932.83	1	5,800,000.00	1	9,179,768.81	0	0.00	0	0.00	0	0.00	0	0.00	5.156515%	5.124786%	83
10/18/21	1	12,104,682.84	0	0.00	1	5,800,000.00	1	9,189,392.93	0	0.00	0	0.00	0	0.00	0	0.00	5.156575%	5.124841%	84
09/17/21	1	12,120,130.53	1	8,190,143.10	1	5,800,000.00	1	9,200,473.53	0	0.00	0	0.00	0	0.00	0	0.00	5.156642%	5.124902%	85
08/17/21	2	17,409,824.72	1	12,133,749.13	2	11,600,000.00	1	9,209,992.63	0	0.00	0	0.00	0	0.00	0	0.00	5.156701%	5.124955%	86
07/16/21	0	0.00	2	20,356,783.09	2	11,600,000.00	1	9,219,463.45	0	0.00	0	0.00	0	0.00	0	0.00	5.156759%	5.125008%	87
06/17/21	3	29,613,257.89	0	0.00	2	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156825%	5.125068%	88
05/17/21	1	1,525,000.00	0	0.00	3	23,775,996.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156883%	5.125121%	89
04/16/21	0	0.00	1	12,191,133.12	2	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156948%	5.125180%	90
03/17/21	0	0.00	0	0.00	4	33,064,294.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157005%	5.125231%	91
02/18/21	1	8,263,108.87	0	0.00	4	33,096,626.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157084%	5.125303%	92
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	300571906	08/06/21	4	6	46,542.77	254,209.61	619,577.66	12,133,749.13	07/09/20	13
33	600948087	12/11/21	0	B	47,107.75	47,107.75	0.00	8,159,528.22
46	300571907	05/06/20	19	6	18,614.04	406,424.96	25,525.13	5,800,000.00	08/07/20	98
Totals					112,264.56	707,742.32	645,102.79	26,093,277.35
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		15,920,000	15,920,000	0		0
25 - 36 Months		3,200,000	3,200,000	0		0
37 - 48 Months		47,500,000	47,500,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		698,831,141	671,810,811	17,861,475		9,158,856

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	765,451,141	738,430,811	0	0	17,861,475	9,158,856
Dec-21	765,742,508	732,898,564	0	5,800,000	17,875,357	9,168,586
Nov-21	766,051,974	733,181,272	5,800,000	12,090,933	5,800,000	9,179,769
Oct-21	766,328,336	748,423,653	12,104,683	0	5,800,000	0
Sep-21	766,633,581	740,523,307	12,120,131	8,190,143	5,800,000	0
Aug-21	766,905,891	725,762,317	17,409,825	12,133,749	11,600,000	0
Jul-21	767,176,959	735,220,176	0	20,356,783	11,600,000	0
Jun-21	767,478,456	726,265,198	29,613,258	0	11,600,000	0
May-21	767,746,911	742,445,915	1,525,000	0	23,775,996	0
Apr-21	768,045,891	744,254,757	0	12,191,133	11,600,000	0
Mar-21	768,311,757	735,247,463	0	0	33,064,294	0
Feb-21	768,671,934	727,312,199	8,263,109	0	33,096,627	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	300571906	12,061,474.82	12,133,749.13	8,400,000.00	09/02/21	(162,205.00)	(0.39000)	06/30/21	01/06/29	325
31	300571915	9,158,855.88	9,158,855.88	11,300,000.00	04/08/21	(152,466.00)	(0.22000)	12/31/20	02/06/29	324
45	28002129	5,800,000.00	5,800,000.00	7,700,000.00	08/20/21	(11,711.00)	(0.14000)	03/31/21	12/06/28	I/O
46	300571907	5,800,000.00	5,800,000.00	5,000,000.00	10/19/20	(14,306.00)	(0.05000)	06/30/21	01/06/29	I/O
Totals		32,820,330.70	32,892,605.01	32,400,000.00		(340,688.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	300571906	RT	MO	07/09/20	13

31	300571915	LO	FL	01/26/21	2

45	28002129	MU	NY	05/29/20	1

46	300571907	RT	NY	08/07/20	98

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	600947421	15,584,217.79	5.26000%	15,584,217.79 5.26000%		10	11/16/20	10/11/20	12/11/20
17	28002201	13,534,307.40	5.95000%	13,534,307.40 5.95000%		10	05/06/20	05/06/20	06/11/20
31	300571915	9,330,845.04	5.92000%	8,500,000.00 5.92000%		10	08/13/20	08/06/20	09/11/20
42	300571916	5,944,658.44	5.35000%	5,944,658.44 5.35000%		10	04/06/20	04/06/20	06/11/20
Totals		44,394,028.67		43,563,183.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	3,500.00	0.00	0.00	21,755.80	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	167.40	0.00
46	0.00	0.00	3,500.00	0.00	0.00	6,224.33	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,000.00	0.00	0.00	27,980.13	0.00	0.00	0.00	0.00	167.40	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		42,147.53

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29